BUSINESS COMBINATION (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash transaction | $	$ 15.6
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares issued	6,717,883
Ordinary shares outstanding percentage	74.20%
Ordinary Shares underlying options	160,635
Ordinary Shares underlying warrants	94,988
Common stock shares outstanding equity percentage	25.80%
Lockup Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares outstanding percentage	52.40%